Goodwill and Other Intangible Assets - Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 1,151.1	$ 1,144.5
Accumulated Amortization	858.5	827.1
Finite-Lived Intangible Assets, Net, Excluding Amortization of Deferred Acquisition Costs	292.6	317.4
Intangible Assets, Net Carrying Amount	292.6
Management contract rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Lives	20 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	550.0	550.0
Accumulated Amortization	366.7	339.2
Intangible Assets, Net Carrying Amount	183.3	210.8
Customer relationship lists
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Lives	20 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	115.8	115.8
Accumulated Amortization	41.9	34.5
Intangible Assets, Net Carrying Amount	73.9	81.3
Computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Lives	3 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	485.3	478.7
Accumulated Amortization	449.9	453.4
Intangible Assets, Net Carrying Amount	$ 35.4	$ 25.3